Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Directors' and key management remuneration
Short-term benefits	£ 22,067	£ 20,316
Post-employment benefits	401	82
Share-based payments	2,435
Total remuneration	£ 24,903	£ 20,398